Capital Structure - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended								0 Months Ended					9 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended							9 Months Ended	12 Months Ended			9 Months Ended								1 Months Ended	2 Months Ended				1 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	9 Months Ended
	Apr. 16, 2014 USD ($)	Apr. 16, 2014 CAD	Sep. 30, 2013 USD ($)	Aug. 31, 2008 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Apr. 16, 2014 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Sep. 30, 2014 Convertible Notes [Member] USD ($)	Dec. 31, 2013 Convertible Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes [Member]	Sep. 30, 2013 Convertible Notes [Member]	Apr. 30, 2013 Convertible Notes [Member]	Sep. 30, 2014 Reverse Take Over [Member] USD ($)	Sep. 30, 2014 Post Stock Split [Member]	Sep. 30, 2014 Mira III [Member] USD ($)	Apr. 16, 2014 Mira III [Member] USD ($)	Apr. 16, 2014 Wind Power Holdings Inc [Member] USD ($)	Sep. 30, 2014 Wind Power Holdings Inc [Member]	Apr. 16, 2014 Wind Power Holdings Inc [Member]	Dec. 31, 2013 Wind Power Holdings Inc [Member] USD ($)	Apr. 16, 2014 Wind Power Holdings Inc [Member] Reverse Stock Split [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Convertible Notes [Member]	Apr. 16, 2014 Common Stock Options [Member] USD ($)	Mar. 17, 2014 Private Placement [Member]	Mar. 17, 2014 Private Placement [Member] CAD	Dec. 31, 2013 Voting Agreement [Member] Members	Dec. 31, 2013 Voting Agreement [Member] Founding Members [Member] Members	Dec. 31, 2013 Voting Agreement [Member] Allen & Company LLC [Member] Members	Dec. 31, 2013 Voting Agreement [Member] RockPort Capital Partners III, L.P [Member] Members	Dec. 31, 2013 Voting Agreement [Member] Chief Executive Officer [Member] Members	Dec. 31, 2013 Voting Agreement [Member] Independent Director [Member] Members	Dec. 31, 2013 Investor [Member]	Sep. 30, 2014 Convertible Series C-1 Preferred Stock [Member]	Dec. 31, 2013 Convertible Series C-1 Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Series C-1 Preferred Stock [Member] USD ($)	Aug. 31, 2011 Convertible Series C-1 Preferred Stock [Member] USD ($)	Sep. 30, 2014 Convertible Series C-1 Preferred Stock [Member] Convertible Notes [Member]	Sep. 30, 2014 Series X Convertible Preferred Stock [Member]	Dec. 31, 2013 Series X Convertible Preferred Stock [Member]	Dec. 31, 2012 Series X Convertible Preferred Stock [Member]	Sep. 30, 2014 Series X-1 Preferred Stock [Member]	Dec. 31, 2013 Series X-1 Preferred Stock [Member]	Sep. 30, 2014 Series X-2 Preferred Stock [Member]	Dec. 31, 2013 Series X-2 Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member] USD ($)	Nov. 30, 2009 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series C-2 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series C-2 Convertible Preferred Stock [Member] USD ($)	Aug. 31, 2011 Series C-2 Convertible Preferred Stock [Member] USD ($)	Aug. 31, 2011 Series C-2 Convertible Preferred Stock [Member] Convertible Preferred Stock Warrants [Member] USD ($)	Dec. 31, 2013 Series C Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series C Preferred Stock [Member] Accumulated Deficit [Member] USD ($)	Apr. 16, 2014 Class B Restricted Voting Common Shares [Member]	Sep. 30, 2014 Class B Restricted Voting Common Shares [Member]	Sep. 30, 2014 Class B Restricted Voting Common Shares [Member] Reverse Take Over [Member]	Apr. 16, 2014 Class B Restricted Voting Common Shares [Member] Wind Power Holdings Inc [Member]	Sep. 30, 2008 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2008 Series A Preferred Stock [Member] USD ($)	Aug. 31, 2008 Series A Preferred Stock [Member]	Sep. 30, 2008 Series A Preferred Stock [Member] Private Placement [Member] USD ($)	Dec. 31, 2008 Series A Preferred Stock [Member] Private Placement [Member]	Sep. 30, 2014 Series X Preferred Stock [Member]
Conversion of Stock [Line Items]
Reverse stock split					1 for 11.6087		1 for 11.6087
Reverse stock split approval date					Sep. 10, 2013		Sep. 10, 2013
Effective date of stock split					Sep. 16, 2013		Sep. 16, 2013
Number of shares issued	6,125,000	6,125,000	10,000,000																									6,125,000																																					2,600,200
Conversion feature description																																					Upon the closing of this offering, the shares of the Company's formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock.	Upon the closing of this offering, the shares of the Company's formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock.			Upon the closing of the September offering, the shares of the Company's formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock (Series A, B and C-2 preferred stock were not converted into notes).
Addition to convertible notes outstanding			$ 5,250		$ 12,320	$ 5,250	$ 3,634
Convertible notes, interest rate											6.00%	6.00%		6.00%	6.00%
Convertible notes maturity date											Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Aggregate proceeds from equity financing											10,000	10,000
Aggregate principal amount of convertible notes percentage											60.00%	60.00%														60.00%
Value of preferred stock converted into common stock					50,000		50,000
Preferred stock, shares authorized					6,000,000		6,000,000																															0	1,619,048				6,000,000	6,000,000	3,000,000	3,000,000	3,000,000	3,000,000			0	6,476,192
Common stock, shares authorized							44,000,000		33,000,000														44,000,000
Preferred stock, shares issued																																						0	1,608,322	1,608,322			0	0					2,121,707	7,286,232	0	69,685									7,750,200		3,540,000
Common stock, shares issued				14,683			12,840,187		15,072							14,893,981	12,840,187							20,000,075																																			7,840,582
Proceeds from issuance of stock				17,700
Common stock, par value					$ 0.01		$ 0.01		$ 0.01														$ 0.01
Preferred stock, par value																																						$ 6.30	$ 6.30	$ 6.30										$ 6.00	$ 6.30	$ 6.30	$ 6.30								$ 5.00
Proceeds from issuance of preferred stock																																																	12,730	43,532											36,759
Payment of stock issuance cost																																																		185				115							1,992			1,938
Private placement offering of equity securities aggregate gross proceeds	22,273	24,500			19,623																																																									13,001
Warrant to purchase preferred stock, exercise price										$ 0.50
Warrants to purchase shares																																																					6,433,288
Aggregate cash consideration																																																						10,016
Fair value of the offering					19,623																																	21,994																	35,145
Fair value of the offering, warrants																																																							13,151
Preferred stock dividends																																																								25,014
Preferred stock capital raised																																																							10,131
Common stock, shares outstanding							12,840,187		15,072							14,893,981	12,840,187		359,375		0	12,840,187	12,840,187	20,000,075																																			7,840,582
Common stock reserved for issuance of options					2,568,089		2,568,089
Investors' Rights Agreement																																				Certain issuances, including securities to be issued pursuant to Board approved option plans or in a Qualified IPO (defined as a firm commitment public underwriting with gross proceeds of not less than $40,000 at a Company valuation of not less than $175,000, reduced by the aggregate amount of any Extraordinary Dividend but in no event less than $100,000) are exempt from the right of first offer. The Investors’ Rights Agreement also provides, subject to certain limitations, up to three demand registration rights to investors, beginning six months after the effective date of a Qualified IPO, pursuant to which Holders may request that the Company register for public resale not less than $15,000 of common stock. The Investors Rights Agreement also provides Holders the right, at such times as the Company is eligible to file on Form S-3, the right to request other public registrations
Number of members																														8	2	2	1	1	2
Percentage of common stock holding																															10.00%	10.00%	10.00%
Common stock, voting rights					Class B restricted voting common shares which are convertible into voting common shares on a one-for-one basis at the option of the holder thereof at any time after July 15, 2014.																									The Voting Agreement also provides a drag-along right pursuant to which if 60% or more of the Company’s stockholders approve of a sale of the Company (either pursuant to a transaction in which an entity or group of related entities acquires 50% or more of the stock of the Company or in the case of a deemed liquidation event as defined in the Company’s restated Certificate of Incorporation), the stockholders of the Company agree to vote in favor of such transaction if stockholder approval is required, and to sell their stock in the same proportion as the selling stockholders triggering the drag-along right have agreed to sell their shares.
Business acquisition, merger agreement date					Apr. 16, 2014
Exchanged number of common stock	3,946,701	3,946,701																		1,016,534																																					8,893,486	3,421,125		2,368,221
Conversion of senior secured convertible notes to common stock					12,320															12,320
Stock option outstanding																		35,938	43,125
Common stock, no par value																		$ 0
Common stock value							128									133,963
Reduction in APIC																		1,410	(1,410)
Common stock price per share								$ 3.64																					4.00
Percentage of placement agent fee	6.00%	6.00%
Cash Commissions paid to private placement	1,522
Option granted to placement agent as a percentage of common stock shares	6.00%	6.00%
Number of exercisable option shares sold in offering					367,500			367,500
Options fair value																											620
Exercise option price per share								$ 3.64
Stock option expected term	2 years	2 years																							3 years 6 months
Percentage of volatility rate	87.00%	87.00%
Expected term of stock option	2 years	2 years
Stock option exercisable period	2 years	2 years
Legal, accounting and printing fees	$ 1,128
Stock split, conversion ratio	0.6420084	0.6420084
Stock Split, conversion basis					On April 16, 2014, each of the 20,000,075 shares of WPHI common shares issued and outstanding were automatically combined, reclassified and changed into 0.6420084 of one fully paid and non-assessable share of common shares resulting in a post-split total of 12,840,187 shares, without any action on the part of the holder thereof.
Common stock, shares, issued	629,061	629,061				6,400,000																																																			1,678,786
Stock option expiration date																																																																		Apr. 16, 2014
Investors rights percentage																									50.00%